INCOME TAX EXPENSE	12 Months Ended
Dec. 31, 2011
INCOME TAX EXPENSE
12.	INCOME TAX EXPENSE

The current and deferred components of income tax expense (benefit) were as follows:

	2009	2010	2011
Current
PRC	752	1,998	2,283
Deferred
PRC	—	—	(125)

Total income tax expense	752	1,998	2,158

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Under the current laws of the British Virgin Islands, the Group is not subject to income tax.

Hong Kong

The entities in Hong Kong are subject to 16.5% income tax rate. No Hong Kong income tax has been provided as the Group does not have assessable profits that are earned in or derived from Hong Kong for the years ended December 31, 2009, 2010 and 2011.

PRC

The Group’s subsidiaries and VIEs in the PRC are all subject to PRC Enterprise Income Tax (“EIT”) on the taxable income in accordance with the relevant PRC income tax laws and regulations.

Under the PRC Enterprise Income Tax Law (“the EIT Law”) the standard income tax rate for domestic-invested and foreign-invested enterprises in the PRC is 25%.

The Group has three WFOEs and a VIE which are entitled to certain preferential tax rate.

NJTC, registered in Nanning, a city of the PRC, was entitled to a preferential EIT rate of 15% till the year of 2010 and was further granted a two-year EIT exemption from its first profitable year, which is 2007 and 2008, followed by a 50% reduction of its applicable EIT rate for the succeeding three years. In addition, according to preferential tax policy of Nanning Beibuwan District Economic Zone, NJTC’s income tax rate was deducted by 3% in 2009 and 2010. Therefore, it is subject to 4.5% of EIT rate for 2009 and 2010, 12.5% for 2011, and 25% for 2012 and thereafter.

Qinghai, registered in Qinghai, a province of the PRC, was entitled to a two year EIT exemption from its first profitable year, which is 2009 and 2010, followed by a 50% reduction of its applicable EIT rate for the succeeding three years. Therefore, Qinghai is subject to 12.5% for 2011, 2012 and 2013, and 25% for 2014 and thereafter.

Charm Media, registered in Qinghai, was entitled to a two year EIT exemption from its first profitable year, which is 2011 and 2012, followed by a 50% reduction of its applicable EIT rate for the succeeding three years.

Shang Xing, registered in Yunnan, a province of the PRC, was entitled to a two year EIT exemption from its first profitable year, which is 2011 and 2012, followed by a 50% reduction of its applicable EIT rate for the succeeding three years.

The Group had minimal operations in jurisdictions other than the PRC.

The principal components of the Group’s deferred income tax assets are as follows:

	December 31, 2010	December 31, 2011
Deferred tax assets:
Current
Accrued payroll	—	87
Accrued expense	—	38
Allowance for doubtful accounts	—	115
Non-current
Operating loss	—	341

Total deferred tax assets	—	581
Valuation allowance	—	(456)

Net deferred tax assets	—	125

The Group operates through subsidiaries and the VIE entities and the valuation allowance is considered on each entity’s basis. A valuation allowance of nil and US$456 was established as of December 31, 2010 and 2011, respectively. The Group believes that it is more likely than not that the related deferred tax assets will not be realized in the future.

A reconciliation of the income tax expense to the amount computed by applying the current tax rate to the income before income tax expense in the statements of operations is as follows:

	2009	2010	2011
Expected income tax expense at PRC EIT statutory rate of 25%	4,005	10,123	12,546
Non-deductible expenses	232	1,309	2,188
Effect of income tax rate differences in jurisdictions other than the PRC	576	924	1,184
Changes in valuation allowance	791	(791)	456
Effect of tax holiday inside PRC	(4,852)	(9,567)	(14,216)

Total income tax expense	752	1,998	2,158

Without the tax holidays enjoyed by certain consolidated entities, the Group’s income tax expense would have increased and the Group’s net income would have been reduced by US$4,852, US$9,567 and US$14,216 for the years ended December 31, 2009, 2010 and 2011, respectively. The impact of the tax holidays on basic net income per share was an increase of US$0.10, US$0.14 and US$0.18 for the years ended December 31, 2009, 2010 and 2011, respectively. The impact of the tax holidays on diluted net income per share was an increase of US$0.09, US$0.13 and US$0.17 for the years ended December 31, 2009, 2010 and 2011, respectively.

A deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting amounts over tax basis amount in domestic subsidiaries, However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means. The Group has not recorded any such deferred tax liability attributable to the undistributed earnings of its financial interest in VIEs because it believes such excess earnings can be distributed in a manner that would not be subject to tax. The Group does not have a material deferred tax liability as of December 31, 2010 and 2011.

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group’s overall operations, and more specifically, with regard to tax residency status. The EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese Income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting and properties occurs within the PRC. On April 22, 2009, the State Administration of Taxation (the “SAT”) issued the Notice Regarding the Determination of Chinese-Controlled Offshore Incorporated Enterprises as PRC Tax Resident Enterprises on the Basis of De Facto Management Bodies, or Circular 82, which provides certain specific criteria for determining whether the “de facto management body” of a Chinese-controlled offshore-incorporated enterprise is located in China. In addition, on August 3, 2011, the SAT issued a bulletin to made clarification in the areas of resident status determination, post-determination administration, as well as competent tax authorities. The Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. However, if the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income taxes, at a rate of 25%.

If any entity within the Group that is outside the PRC were to be a non-resident for PRC tax purposes dividends paid to it out of profits earned after January 1, 2008 would be subject to a withholding tax at a rate of 10%, subject to reduction by an applicable tax treaty with the PRC. Aggregate undistributed earnings of the Company’s subsidiaries located in the PRC that are available for distribution at December 31, 2011 are considered to be indefinitely reinvested and accordingly, no provision has been made for the Chinese dividend withholding taxes that would be payable upon the distribution of those amounts to any entity within the Group that is outside the PRC.

The Group did not identify significant unrecognized tax benefits for the years ended December 31, 2009, 2010 and 2011. The Group did not incur any interest and penalties related to potential underpaid income tax expenses and also believed that the adoption of pronouncement issued by FASB regarding accounting for uncertainty in income taxes did not have a significant impact on the unrecognized tax benefits within 12 months from December 31, 2011.

Since January 1, 2008, the relevant tax authorities of the Group’ subsidiaries have not conducted a tax examination on Charm Media, Shang Xing, and Charm Culture. In accordance with relevant PRC tax administration laws, tax years from 2007 to 2011 of the Group’s PRC subsidiaries and VIEs remain subject to tax audits as of December 31, 2011, at the tax authority’s discretion.